Basis of Presentation (Details)	1 Months Ended	11 Months Ended
	Jan. 27, 2010	Dec. 08, 2006	Dec. 31, 2014
Number of common shares issued in public offering	4,491,900
Ownership percentage in subsidiaries			100.00%
Initial Public Offering
Number of common shares issued in public offering		14,375,000